Employee Defined Combination Plan - Additional Information (Detail) $ in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Defined Contribution Plan [Abstract]
Amounts incurred for employee defined contribution plan	$ 402.0	¥ 2.6	¥ 2.3	¥ 2.2